Offerings	May 13, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 1,695,410,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 259,567.27
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and relates to the Registration Statement on Form S-3 (No. 333-283791) filed by Caterpillar Inc. on December 13, 2024. Payment of the registration fee was originally deferred in accordance with Rule 456(b) under the Securities Act and is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2055
Maximum Aggregate Offering Price	$ 291,297,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,597.57
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act and relates to the Registration Statement on Form S-3 (No. 333-283791) filed by Caterpillar Inc. on December 13, 2024. Payment of the registration fee was originally deferred in accordance with Rule 456(b) under the Securities Act and is paid herewith.